SHARE CAPITAL - Warrants (Details)																1 Months Ended			3 Months Ended	12 Months Ended
	Feb. 28, 2021	Feb. 12, 2021 USD ($) $ / shares shares	Dec. 08, 2020 USD ($) $ / shares shares	Aug. 17, 2020 USD ($) $ / shares shares	Aug. 12, 2020 USD ($) $ / shares shares	Jul. 23, 2020 USD ($) $ / shares shares	Jun. 16, 2020 USD ($) $ / shares shares	May 28, 2020 USD ($) $ / shares shares	May 26, 2020 $ / shares shares	Jan. 06, 2020 USD ($) $ / shares shares	Jun. 25, 2019	Mar. 15, 2019 USD ($) $ / shares	Mar. 12, 2019 USD ($) shares	Feb. 28, 2019 USD ($) $ / shares	Sep. 18, 2018 $ / shares shares	Jan. 31, 2020 USD ($) $ / shares	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Mar. 31, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Jun. 30, 2019 shares	Dec. 31, 2018 USD ($)	Nov. 17, 2017 shares
Disclosure of warrants
Number of warrants outstanding | shares																							0
Reverse stock split conversion											0.01				0.01
Common Shares issued from Warrant conversion (in shares) | shares													49,624
Issue price per unit | $ / shares		$ 2.00
Gross Proceeds from Issue of Units		$ 72,000,000
Basis of exchange of warrants | shares													0.085									0.00085
Warrants exercise price | $ / shares		$ 2.50
Fair value of warrants		$ 1,898,959																		$ 9,898,475				$ 190,303
Total exercise proceeds																				$ 1,078,623	$ 4,973,035	$ 1,200,400
Underwriting commission		5,760,000
Fair value charge for compensation warrants		1,898,959
Other share issuance costs		$ 917,900
Common Shares issued from public offerings (in shares) | shares		36,000,000
Gross proceeds from issuance of shares																					5,000,000	11,483,496
Risk Free Interest Rate Warrants Issued		0.33%																		1.18%
Expected life (in years)	3 years	2 years																		3 years
Price of the stock on the grant date (in dollars per share) | $ / shares		$ 2.29																		$ 0.47
Expected volatility (as a percent)		70.00%																		56.89%
Expected dividend payments		$ 0																		$ 0
2020 Settlement Warrants
Disclosure of warrants
Number of warrants outstanding | shares																				500,000
Gross Proceeds from Issue of Units							$ 11,544,266
Number of common share per unit | shares							1
Number of warrants per unit | shares							1
Basis of exchange of warrants | shares							1	1
Warrants exercise price | $ / shares							$ 2.88	$ 2.634
Warrants exercisable term								4 years
Fair value of warrants								$ 807,977												$ 4,539	$ 201,673	$ 807,977
Warrants Issued | shares								500,000
Underwriting commission							$ 1,215,274
Fair value charge for compensation warrants							162,467
Other share issuance costs							$ 278,482
January 2020 Public offering
Disclosure of warrants
Number of warrants cancelled and surrendered | shares								2,176,490
Common Shares issued from Warrant conversion (in shares) | shares								672,937
Gross Proceeds from Issue of Units										$ 10,053,474
Basis of exchange of warrants | shares								0.3092
Total exercise proceeds										10,035,474
Underwriting commission										1,078,040
Other share issuance costs										$ 10,000
June 2020 Public offering
Disclosure of warrants
Number of units issued | shares							3,883,036
Issue price per unit | $ / shares							$ 2.973
Warrants Issued | shares							2,912,277
Total exercise proceeds							$ 11,544,266
Underwriting commission							923,774
Fair value charge for compensation warrants							505,268
Other share issuance costs							$ 260,872
August 2020 Public offering
Disclosure of warrants
Number of warrants outstanding | shares																				3,274,579
Number of warrants exercised | shares																				125,000
Number of common shares per warrant | shares					1
Common Shares issued from Warrant conversion (in shares) | shares																			125,000
Issue price per unit | $ / shares					$ 2.775
Gross Proceeds from Issue of Units					$ 12,578,442
Number of warrants per unit | shares					1
Warrants exercise price | $ / shares					$ 2.69
Fair value of warrants					$ 3,511,115
Warrants Issued | shares					3,399,579
Underwriting commission					$ 1,057,302
Fair value charge for compensation warrants					242,989
Other share issuance costs					$ 238,718
Common Shares issued from public offerings (in shares) | shares					4,532,772
Issue price per share | $ / shares					$ 2.775
Gross proceeds from issuance of shares					$ 12,578,442
Risk Free Interest Rate Warrants Issued					0.32%
Expected life (in years)					2 years
Price of the stock on the grant date (in dollars per share) | $ / shares					$ 2.70
Expected volatility (as a percent)					70.00%
Expected dividend payments					$ 0
December 2020 Public offering
Disclosure of warrants
Common Shares issued from Warrant conversion (in shares) | shares																			1,828,479
Issue price per unit | $ / shares			$ 0.9801
Gross Proceeds from Issue of Units			$ 6,106,810
Number of warrants per unit | shares			1
Basis of exchange of warrants | shares			1
Warrants exercise price | $ / shares			$ 0.86
Fair value of warrants			$ 2,051,657
Warrants Issued | shares			6,230,803
Underwriting commission			$ 659,410
Fair value charge for compensation warrants			96,114
Other share issuance costs			$ 178,968
Common Shares issued from public offerings (in shares) | shares			6,230,803
Issue price per share | $ / shares			$ 0.9801
Class of Warrant or Right, Number of Warrants Issued With Each Share | shares			1
Number of warrants issued along with each share | shares			1
Risk Free Interest Rate Warrants Issued			0.33%
Expected life (in years)			2 years
Price of the stock on the grant date (in dollars per share) | $ / shares			$ 0.86
Expected volatility (as a percent)			70.00%
Expected dividend payments			$ 0
February 2021 Public Offering
Disclosure of warrants
Number of common share per unit | shares		1
Basis of exchange of warrants | shares		1
Warrants exercise price | $ / shares		$ 2.30
Fair value of warrants		$ 15,666,819																		$ 405,508
Warrants Issued | shares		18,000,000
Underwriting commission		$ 5,760,000
Fair value charge for compensation warrants		1,898,959
Other share issuance costs		$ 917,900
Common Shares issued from public offerings (in shares) | shares		36,000,000
Issue price per share | $ / shares		$ 2.00
Gross proceeds from issuance of shares		$ 72,000,000
Risk Free Interest Rate Warrants Issued		0.33%
Expected life (in years)		2 years
Price of the stock on the grant date (in dollars per share) | $ / shares		$ 2.29
Expected volatility (as a percent)		70.00%
Expected dividend payments		$ 0
Underwritten Public Offering
Disclosure of warrants
Gross proceeds from issuance of shares												$ 5		$ 5			$ 5,000,000	$ 5,000,000
Risk Free Interest Rate Warrants Issued												2.43%		2.51%
Expected life (in years)												3 years
Price of the stock on the grant date (in dollars per share) | $ / shares												$ 4.50		$ 4.50
Expected volatility (as a percent)												82.00%		81.00%
Expected dividend payments												$ 0		$ 0
2020 Broker Warrants
Disclosure of warrants
Warrants exercise price | $ / shares																$ 5.1689
Fair value of warrants																$ 82,597
Risk Free Interest Rate Warrants Issued																1.60%
Expected life (in years)																1 year
Price of the stock on the grant date (in dollars per share) | $ / shares																$ 3.47
Expected volatility (as a percent)																70.00%
Expected dividend payments																$ 0
2020 Compensation Warrants
Disclosure of warrants
Warrants exercise price | $ / shares			$ 1.22		$ 3.47		$ 3.71
Fair value of warrants			$ 96,114		$ 242,989		$ 162,467
Other share issuance costs			$ 178,968
Risk Free Interest Rate Warrants Issued			0.33%		0.32%		0.32%
Expected life (in years)			2 years		2 years		2 years
Price of the stock on the grant date (in dollars per share) | $ / shares			$ 0.86		$ 2.70		$ 2.47
Expected volatility (as a percent)			70.00%		70.00%		70.00%
Expected dividend payments			$ 0		$ 0		$ 0
2020 Repayment Warrants.
Disclosure of warrants
Warrants exercise price | $ / shares				$ 7.50		$ 7.50
Fair value of warrants				$ 27,002		$ 134,718
Risk Free Interest Rate Warrants Issued				0.31%		0.29%
Expected life (in years)				2 years		2 years
Price of the stock on the grant date (in dollars per share) | $ / shares				$ 2.13		$ 2.54
Expected volatility (as a percent)				68.00%		70.00%
Expected dividend payments				$ 0		$ 0
July 2020 Repayment Warrants
Disclosure of warrants
Fair value of warrants																				$ 54
Risk Free Interest Rate Warrants Issued																				1.18%
Expected life (in years)																				2 years
Price of the stock on the grant date (in dollars per share) | $ / shares																				$ 0.47
Expected volatility (as a percent)																				56.89%
Expected dividend payments																				$ 0
August 2020 Repayment Warrants
Disclosure of warrants
Fair value of warrants																				$ 20
Risk Free Interest Rate Warrants Issued																				1.18%
Expected life (in years)																				2 years
Price of the stock on the grant date (in dollars per share) | $ / shares																				$ 0.47
Expected volatility (as a percent)																				56.89%
Expected dividend payments																				$ 0
Series A Units
Disclosure of warrants
Number of common share per unit | shares										1
Number of pre funded warrants per unit | shares										1
Warrants exercise price | $ / shares										$ 4.1351
Warrants exercisable term										4 years
Fair value of warrants										$ 6,145,620
Series A Units | January 2020 Public offering
Disclosure of warrants
Number of units issued | shares										1,185,000
Issue price per unit | $ / shares										$ 4.1351
Series B Units
Disclosure of warrants
Number of pre funded warrants per unit | shares										1
Number of warrants per unit | shares										1
Basis of exchange of warrants | shares										1
Warrants exercise price | $ / shares										$ 0.0001
Risk Free Interest Rate Warrants Issued										1.60%
Expected life (in years)										1 year
Price of the stock on the grant date (in dollars per share) | $ / shares										$ 3.47
Expected volatility (as a percent)										70.00%
Series B Units | January 2020 Public offering
Disclosure of warrants
Number of units issued | shares										1,241,490
Issue price per unit | $ / shares										$ 4.135
January 2020 Warrants
Disclosure of warrants
Number of warrants cancelled and surrendered | shares								2,176,490
Basis of exchange of warrants | shares								0.3092
Fair value of warrants																				$ 172
Warrants outstanding | shares								250,000
Risk Free Interest Rate Warrants Issued																				1.18%
Expected life (in years)																				2 years
Price of the stock on the grant date (in dollars per share) | $ / shares																				$ 0.47
Expected volatility (as a percent)																				56.89%
Expected dividend payments																				$ 0
2020 Warrants
Disclosure of warrants
Number of warrants outstanding | shares																				2,506,516
Number of warrants exercised | shares				501,000		(1,424,049)														3,724,287
Common Shares issued from Warrant conversion (in shares) | shares									4,526,732
Warrants exercise price | $ / shares									$ 2.634
Warrants outstanding | shares				648,910
Warrants Issued | shares									2,573,959
Maximum percentage of total outstanding common shares that holder can own									9.99%
Warrants term									4 years
Total exercise proceeds				$ 4,877,225
May 2020 Warrants
Disclosure of warrants
Common Shares issued from Warrant conversion (in shares) | shares					1,925,049	1,925,049		672,937												5,866
Expected dividend payments										$ 0
2020 June Warrants
Disclosure of warrants
Fair value of warrants																				$ 42,004
Risk Free Interest Rate Warrants Issued																				1.18%
Expected life (in years)																				3 years
Price of the stock on the grant date (in dollars per share) | $ / shares																				$ 0.47
Expected volatility (as a percent)																				56.89%
Expected dividend payments																				$ 0
2020 August Warrants
Disclosure of warrants
Fair value of warrants																				$ 54,308
Risk Free Interest Rate Warrants Issued																				1.18%
Expected life (in years)																				3 years
Price of the stock on the grant date (in dollars per share) | $ / shares																				$ 0.47
Expected volatility (as a percent)																				56.89%
Expected dividend payments																				$ 0
2020 August Warrants | August 2020 Public offering
Disclosure of warrants
Underwriting commission					$ 1,006,547
Other share issuance costs					$ 109,918
2020 December Warrants
Disclosure of warrants
Fair value of warrants																				$ 445,092
Risk Free Interest Rate Warrants Issued																				1.18%
Expected life (in years)																				3 years
Price of the stock on the grant date (in dollars per share) | $ / shares																				$ 0.47
Expected volatility (as a percent)																				56.89%
Expected dividend payments																				$ 0
2020 December Warrants | December 2020 Public offering
Disclosure of warrants
Underwriting commission			$ 488,545
Series A Warrants
Disclosure of warrants
Number of warrants outstanding | shares																									25,676,368
Number of warrants issued | shares																				10,273,972
Number of warrants exchanged | shares																				(35,950,340)
Loss on extinguishment of warrants													$ 39,367
Series A Warrants | 2020 Settlement Warrants
Disclosure of warrants
Fair value of warrants							$ 2,404,957
Risk Free Interest Rate Warrants Issued							0.32%
Expected life (in years)							2 years
Price of the stock on the grant date (in dollars per share) | $ / shares							$ 2.47
Expected volatility (as a percent)							70.00%
Expected dividend payments							$ 0
Series B Warrants
Disclosure of warrants
Number of warrants outstanding | shares																									25,676,368
Number of warrants issued | shares																				10,273,972
Number of warrants exercised | shares																				(35,950,340)
Notional exercise price adjustment (in dollars per share) | $ / shares															$ 2.4334
Series C Warrants
Disclosure of warrants
Number of warrants outstanding | shares																									10,273,972
Number of warrants exercised | shares																				(10,273,972)
Series D Warrants
Disclosure of warrants
Number of warrants outstanding | shares															0										3,573,830
Number of warrants exercised | shares																				(3,573,830)
Series E Warrants
Disclosure of warrants
Number of warrants outstanding | shares																									22,431,506
Number of warrants exchanged | shares																				(22,431,506)
Notional exercise price adjustment (in dollars per share) | $ / shares															$ 2.4334
Loss on extinguishment of warrants													$ 24,565
Series F Warrants
Disclosure of warrants
Number of warrants outstanding | shares															0										22,431,506
Number of warrants exercised | shares																				(22,431,506)